Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income: Pre-Tax Amount		$ 5,245	$ 5,597	$ 5,975
Net Income: Tax Effect		659	(1,060)	(819)
Net income: Net-of-Tax Amount		5,904	4,537	5,156
Other comprehensive income (loss):
Unrealized holding losses arising during the period: Pre-Tax Amount		(1,216)	(318)	(1,215)
Unrealized holding losses arising during the period: Tax Effect		255	108	413
Unrealized holding losses arising during the period: Net-of-Tax Amount		(961)	(210)	(802)
Unrealized holding gain (loss) from unconsolidated subsidiary: Pre-Tax Amount		5	3	(17)
Unrealized holding gain (loss) from unconsolidated subsidiary: Net-of-Tax Amount		5	3	(17)
Less reclassification adjustment for gains included in net income: Pre-Tax Amount	[1],[2]	188	(512)	(218)
Less reclassification adjustment for: gains included in net income: Tax Effect	[1],[2]	(39)	174	74
Less reclassification adjustment for: gains included in net income: Net-of-Tax Amount	[1],[2]	149	(338)	(144)
Unrecognized pension net gain (loss): Pre-Tax Amount	[2],[3]	(55)	1,024	(9)
Unrecognized pension net gain (loss): Tax Effect	[2],[3]	11	(348)	3
Unrecognized pension net gain (loss): Net-of-Tax Amount	[2],[3]	(44)	676	(6)
Unrecognized pension cost due to change in assumptions: Pre-Tax Amount	[2],[3]	601	(1,141)	(305)
Unrecognized pension cost due to change in assumptions: Tax Effect	[2],[3]	(126)	388	104
Unrecognized pension cost due to change in assumptions: Net-of-Tax Amount	[2],[3]	475	(753)	(201)
Amortization of pension net actuarial cost: Pre-Tax Amount	[2],[3]	338	584	248
Amortization of net pension actuarial loss: Tax Expense	[2],[3]	(71)	(199)	(84)
Amortization of net pension actuarial cost: Net-of-Tax Amount	[2],[3]	267	385	164
Other comprehensive loss: Pre-Tax Amount		(139)	(360)	(1,516)
Other comprehensive loss: Tax Effect		30	123	510
Other comprehensive loss: Net-of-Tax Amount		(109)	(237)	(1,006)
Total comprehensive income: Pre-Tax Amount		5,106	5,237	4,459
Total comprehensive income: Tax Expense		689	(937)	(309)
Total comprehensive income: Net-of-Tax Amount		$ 5,795	$ 4,300	$ 4,150

[1]	Amounts are included in (loss) gain on calls of securities on the Consolidated Statements of Income as a separate element within total non-interest income.
[2]	Income tax amounts are included in the provision for income taxes on the Consolidated Statements of Income.
[3]	Amounts are included in the computation of net periodic benefit cost and are included in employee benefits expense on the Consolidated Statements of Income as a separate element within total non-interest expense.